Summary of Significant accounting Policies (Policies)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Basis of presentation
Basis of presentation
The accompany consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).
Principal accounting policies followed by the Company in the preparation of the accompanying consolidated financial statements are summarized below.

Principles of Consolidation
Principles of Consolidation
The Group’s consolidated financial statements include the financial statements of the Company, its subsidiaries and the VIE for which the Company is the primary beneficiary. All transactions and balances among the Company, its subsidiaries, and the VIE have been eliminated upon consolidation.
A subsidiary is an entity in which the Company, directly or indirectly: (1) controls more than one half of the voting power; (2) has the power to appoint or remove the majority of the members of the board of directors; (3) casts a majority of votes at the meeting of the board of directors; or (4) governs the financial and operating policies of the investee under a statute or agreement among the shareholders or equity holders.
The Company applies the guidance codified in Accounting Standard Codification (“ASC”) 810, Consolidations, which contains guidance of accounting for VIEs. The guidance requires certain variable interest entities to be consolidated by the primary beneficiary of the entity in which it has a controlling financial interest. A consolidated VIE is an entity in which the Company, or its subsidiary, through contractual arrangements, bears the risks of, and enjoys the rewards normally associated with, ownership of the entity, and therefore the Company or its subsidiary is the primary beneficiary of the entity.

Use of estimates
Use of estimates
The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosures of contingent assets and liabilities at the balance sheet dates and the reported amounts of expenses during the reporting periods. Significant estimates and assumptions reflected in the Group’s consolidated financial statements include, but are not limited to, the useful lives and impairment of long-lived assets, deferred tax valuation allowance, share-based compensation expenses. Management bases the estimates on historical experience and various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities. Actual results could materially differ from those estimates.

Foreign currency translation
Foreign currency translation
The Group uses Chinese Renminbi (“RMB”) as its reporting currency. The United States Dollar (“US$”) is the functional currency of the Group’s entities incorporated in the Cayman Islands, British Virgin Islands, United States of America and Hong Kong, the RMB is the functional currency of the Company’s PRC subsidiaries.
Transactions denominated in currencies other than in the functional currency are translated into the functional currency using the exchange rates prevailing at the transaction dates. Monetary assets and liabilities denominated in foreign currencies are translated into functional currency using the applicable exchange rates at the balance sheet date. Non-monetary items that are measured in terms of historical cost in foreign currency are re-measured using the exchange rates at the dates of the initial transactions. Exchange gains or losses arising from foreign currency transactions are included in the consolidated statements of comprehensive loss.
The consolidated financial statements of the Group are translated from the functional currency to the reporting currency, RMB. Assets and liabilities of the subsidiaries are translated into RMB using the exchange rate in effect at each balance sheet date. Income and expenses are translated at the average exchange rates prevailing during the fiscal year. Foreign currency translation adjustments arising from these are reflected in the accumulated other comprehensive income.
Translations of balances in the consolidated balance sheets, consolidated statements of comprehensive loss, consolidated statements of changes in shareholders’
equity
and consolidated statements of cash flows from RMB into US$ as of and for the year ended December 31, 2021 are solely for the convenience of the readers and were calculated at the rate of US$1.00=RMB6.3726, representing the noon buying rate in The City of New York for cable transfers of RMB as certified for customs purposes by the Federal Reserve Bank of New York on December 31, 2021. No representation is made that the RMB amounts could have been, or could be, converted, realized or settled into US$ at that rate on December 31, 2021, or at any other rate. The US$ convenience translation is not required under U.S. GAAP and all US$ convenience translation amounts in the accompanying consolidated financial statements are unaudited.

Cash and cash equivalents
Cash and cash equivalents
Cash and cash equivalents primarily consist of cash and demand deposits which are highly liquid. The Group considers highly liquid investments that are readily convertible to known amounts of cash and with original maturities from the date of purchase of three months or less to be cash equivalents. All cash and cash equivalents are unrestricted as to withdrawal and use.

Short-term investments
Short-term investments
Short-term investments are deposits at bank with maturities of greater than three months, but less than twelve months. Short-term investments are stated at cost, which approximates fair value. Interest earned is included in interest income.

Fair value measurements
Fair value measurements
The Group applies ASC 820,
Fair Value Measurements and Disclosures
. ASC 820 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. ASC 820 requires disclosures to be provided for fair value measurements. ASC 820 establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:
Level 1—Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.
Level 2—Includes other inputs that are directly or indirectly observable in the marketplace.
Level 3—Unobservable inputs which are supported by little or no market activity.
ASC 820 describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach; and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.
The Group does not have any
non-financial
assets or liabilities that are recognized or disclosed at fair value in the financial statements on a recurring basis. The carrying amounts of cash and cash equivalent, short-term investments, other current assets, accrued liabilities and other current liabilities and short-term borrowings approximate their fair values because of their generally short maturities.

Property, equipment and software
Property, equipment and software
Property, equipment and software are stated at cost less accumulated depreciation and amortization. Depreciation and amortization is computed using the straight-line method over the estimated useful lives of the assets as follows:

Category	Estimated Useful Life
Machinery and laboratory equipment	5-10 years
Vehicles	4 years
Furniture and tools	3-5 years
Electronic equipment	3 years
Computer software	3-5 years
Leasehold improvements	Lesser of lease terms or estimated useful lives of the assets
Repair and maintenance costs are charged to expense as incurred, whereas the cost of renewals and betterments that extend the useful lives of property, equipment and software are capitalized as additions to the related assets. Retirements, sales and disposals of assets are recorded by removing the cost and accumulated depreciation and amortization from the asset and accumulated depreciation and amortization accounts with any resulting gain or loss reflected in the consolidated statements of comprehensive loss.

Impairment of long-lived assets
Impairment of long-lived assets
The Group evaluates the recoverability of its long-lived assets, including fixed assets, for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be fully recoverable. When these events occur, the Group measures impairment by comparing the carrying amount of the assets to the estimated undiscounted future cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flows is less than the carrying amount of the assets, the Group recognizes an impairment loss based on the excess of the carrying amount of the assets over their fair value. Fair value is generally determined by discounting the cash flows expected to be generated by the assets, when the market prices are not readily available. The adjusted carrying amount of the assets is the new cost basis and is depreciated over the assets’ remaining useful lives. Long-lived assets are grouped with other assets and liabilities at the lowest level for which identifiable cash flows are largely independent of the cash flows of other assets and liabilities.
No impairment loss was recorded for the years ended December 31, 2019, 2020 and 2021.

Segment reporting
Segment reporting
In accordance with ASC 280,
Segment Reporting
, the Group’s chief operating decision maker (“CODM”) has been identified as the Chief Executive Officer. The Group’s CODM reviews the consolidated results of operations when making decisions about allocating resources and assessing performance of the Group. The Group operates and manages it business as a single segment. The Group does not distinguish between markets for the purpose of making decisions about resources allocation and performance assessment. Hence, the Group has only one operating segment and one reportable segment. No geographical segments are presented as substantially all of the Group’s long-lived assets are located in the PRC.

Research and development expenses
Research and development expenses
Elements of research and development expenses primarily include (1) payroll and other related costs of personnel engaged in research and development activities, (2) costs related to pre-clinical
testing of the Group’s technologies under development and clinical trials such as payments to contract research organizations (“CRO”) and contract manufacturing organizations (“CMO”), investigators and clinical trial sites that conduct the clinical studies; (3) costs to develop the product candidates, including raw materials and supplies, product testing, depreciation and amortization, and facility related expenses, (4) other research and development expenses. Research and development expenses are charged to expense as incurred when these expenditures relate to the Group’s research and development services and have no alternative future uses in accordance with ASC 730,
Research and Development
. As of December 31, 2021, the Group has several ongoing clinical studies in various clinical trial stages. The contracts with CRO and CMO are generally cancellable, with notice, at the Group’s option. The Group did not record any accrued expenses related to cancellation of CRO or CMO contracts as of December 31, 2021 as the Group did not have any plan to cancel the existing CRO or CMO contracts.

Government subsidies
Government subsidies
Government subsidies primarily consist of financial subsidies received from provincial and local governments for operating a business in their jurisdictions and compliance with specific policies promoted by the governments. The Group’s PRC based subsidiaries received government subsidies from certain local governments. The Group’s government subsidies consist of specific subsidies and other subsidies. Specific subsidies are subsidies that the local government has set certain conditions for the subsidies. Other subsidies are the subsidies that the local government has not set any conditions and are not tied to future trends or performance of the Group, receipt of such subsidy income is not contingent upon any further actions or performance of the Group and the amounts do not have to be refunded under any circumstances. For the years ended December 31, 2019, 2020 and 2021, no specific subsidies were received by the Group. Other subsidies of RMB1,449, RMB4,707 and RMB9,120 for the years ended December 31, 2019, 2020 and 2021 respectively, are recognized as other income upon receipt as further performance by the Group is not required.

Leases
Leases
The Group adopted ASC 842, Leases, on January 1, 2021.
Leases are classified at the inception date as either a finance lease or an operating lease. Leases that transfer substantially all of the benefits and risks incidental to the ownership of assets are accounted for as finance leases as if there was an acquisition of an asset and incurrence of an obligation at the inception of the lease. All other leases are accounted for as operating leases. The Group had no
finance leases for the years ended December 31, 2020 and 2021.
Under ASC 842, at the commencement date, a lessee should recognize a financing liability equal to the present value of future lease payments and a right to use (“ROU”) asset. The expense recognition is consistent with the expense recognition under the existing lease guidance, wherein rental payments are expensed on a straight-line basis over their respective lease terms. The Group leases certain office space under non-cancelable
operating lease agreements. Certain lease agreements contain rent holidays. Rent holidays are considered in determining the straight-line rent expense to be recorded over the lease term. The lease term begins on the date of initial possession of the leased property for purpose of recognizing lease expense on straight-line basis over the term of the lease.
The Group, as an emerging growth company, elected to early adopt the standard for annual reporting period beginning January 1, 2021, utilizing the modified retrospective transition method. The Group has recorded lease assets and liabilities of approximately RMB24.5 million on its consolidated balance sheet on January 1, 2021, with no material impact to its consolidated statements of comprehensive loss and consolidated statements of cash flows.
After the initial adoption of ASC 842 on January 1, 2021,
lease liability
is
measured at the present value of future base rent over the remaining lease terms discounted at 5%, which represent
s
the incremental borrowing rate on January 1, 2021 for a 72 months loan term in China. ROU asset is
measured as the initially recognized ROU asset less the difference between (a) cumulative straight-line expense recognized after January 1, 2021 and (b) cumulative accretion of the lease liability under the effective interest rate method after January 1, 2021.
As of December 31, 2021, the Company had operating lease
ROU
assets of RMB29.7 million and operating lease liabilities of RMB

32.4 million.

Comprehensive loss
Comprehensive loss
Comprehensive loss is defined as the changes in equity of the Group during a period from transactions and other events and circumstances excluding transactions resulting from investments by shareholders and distributions to shareholders. Accumulated other comprehensive loss of the Group includes foreign currency translation adjustments.

Income taxes
Income taxes
The Group follows the liability method of accounting for income taxes in accordance with ASC 740,
Income Taxes
(“ASC 740”). Under this method, deferred tax assets and liabilities are determined based on the difference between the financial reporting and tax bases of assets and liabilities using enacted tax rates that will be in effect in the period in which the differences are expected to reverse. The Group records a valuation allowance to offset deferred tax assets if based on the weight of available evidence, it is more likely than not that some portion, or all, of the deferred tax assets will not be realized. The effect on deferred taxes of a change in tax rate is recognized in tax expense in the period that includes the enactment date of the change in tax rate.
The Group evaluates its uncertain tax positions using the provisions of ASC 740, which prescribes a recognition threshold that a tax position is required to meet before being recognized in the consolidated financial statements.
The Group recognizes in the consolidated financial statements the benefit of a tax position which is “more likely than not” to be sustained under examination based solely on the technical merits of the position assuming a review by tax authorities having all relevant information. Tax positions that meet the recognition threshold are measured using a cumulative probability approach, at the largest amount of tax benefit that has a greater than fifty percent likelihood of being realized upon settlement. It is the Group’s policy to recognize interest and penalties related to unrecognized tax benefits, if any, as a component of income tax expense.

Borrowings
Borrowings
Borrowings are recognized initially at fair value, net of transaction costs incurred. Borrowings are subsequently stated at amortized cost; any difference between the proceeds (net of transaction costs) and the redemption value is recognized in the consolidated statements of comprehensive loss over the period of the borrowings using the effective interest method.

Share-based compensation
Share-based compensation
The Company grants share-based awards to eligible employees and consultants and accounts for share-based compensation in accordance with ASC 718,
Compensation—Stock Compensation
.
The Company follows ASC 718 to determine whether a share-based award should be classified and accounted for as a liability award or equity award. All grants of share-based awards to employees, management and nonemployees classified as equity awards are recognized in the financial statements based on their grant date fair values which are calculated using the binomial option pricing model.
Employees’ share-based compensation awards are measured at the grant date fair value of the awards and recognized as expenses (a) immediately at the grant date if no vesting conditions are required; or (b) for share-based awards granted with only service conditions, using the straight-line method, over the vesting period; or (c) for share-based awards granted with service conditions and the occurrence of an IPO as performance condition, cumulative share-based compensation expenses for the options that have satisfied the service condition should be recorded upon the completion of the IPO, using the graded vesting method.
The Company early adopted Accounting Standards Update (“ASU”)
2016-09,
Compensation—Stock Compensation (Topic 718): Improvements to Employee Share-Based Payment Accounting, from the earliest period presented to recognize the effect of forfeiture in compensation cost when they occur.

Net loss per share
Net loss per share
In accordance with ASC 260,
Earnings Per Share
, basic net loss per share is computed by dividing net loss attributable to ordinary shareholders by the weighted average number of unrestricted ordinary shares outstanding during the year using the two-class
method. Under the
two-class
method, net loss is allocated between ordinary shares and other participating securities based on dividends declared (or accumulated) and participating rights in undistributed earnings as if all the earnings for the reporting period had been distributed. The Company’s convertible redeemable preferred shares are participating securities because they are entitled to receive dividends or distributions on an as converted basis. Diluted net loss per share is calculated by dividing net loss attributable to ordinary shareholders, as adjusted for the effect of dilutive ordinary equivalent shares, if any, by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the period. Ordinary equivalent shares include ordinary shares issuable upon the conversion of the convertible redeemable preferred shares using the if-converted
method, and ordinary shares issuable upon the exercise of share options, using the treasury stock method. Ordinary share equivalents are excluded from the computation of diluted earnings per share if their effects are anti-dilutive. For the periods presented herein, the computation of basic net loss per share using the two-class
method is not applicable as the Group is in a net loss position and the participating securities do not have contractual rights and obligations to share in the losses of the Group.

Employee defined contribution plan
Employee defined contribution plan
Full time employees of the Group in the PRC participate in a government mandated defined contribution plan, pursuant to which certain pension benefits, medical care, employee housing fund and other welfare benefits are provided to the employees. Chinese labor regulations require that the PRC subsidiaries and the VIE of the Group make contributions to the government for these benefits based on certain percentages of the employees’ salaries, up to a maximum amount specified by the local government. The Group has no legal obligation for the benefits beyond the contributions made. The total amounts of such employee benefit expenses, which were expensed as incurred, were approximately RMB5.46 million, RMB4.29 million and RMB15.74 million for the years ended December 31, 2019, 2020 and 2021
,
respectively.

Concentration of risks
Concentration of risks
Concentration of credit risk
As of December 31, 2020 and 2021, the aggregate amount of cash and cash equivalents and short-term investments of RMB771,319 and RMB1,822,364 respectively, were held at major financial institutions located in the mainland of China, and RMB1,732 and RMB10,257, respectively, were deposited with major financial institutions located outside the mainland of China. These financial institutions are of high credit quality and management continually monitors the credit worthiness of these financial institutions.
Business and economic risk
The Group believes that changes in any of the following areas could have a material adverse effect on the Group’s future consolidated financial position, results of operations or cash flows, changes in the overall demand for services; competitive pressures due to new entrants; advances and new trends in new technologies and industry standards; changes in certain strategic relationships; regulatory considerations and risks associated with the Group’s ability to attract employees necessary to support its growth. The Group’s operations could also be adversely affected by significant political, regulatory, economic and social uncertainties in the PRC.
Foreign currency exchange rate risk
A significant portion of the Group’s businesses are transacted in RMB, which is not a freely convertible currency. On January 1, 1994, the PRC government abolished the dual rate system and introduced a single rate of exchange as quoted daily by the People’s Bank of China (the “PBOC”). However, the unification of the exchange rates does not imply that the RMB may be readily convertible into US$ or other foreign currencies. All foreign exchange transactions continue to take place either through the PBOC or other banks authorized to buy and sell foreign currencies at the exchange rates quoted by the PBOC. Approval of foreign currency payments by the PBOC or other institutions requires submitting a payment application form together with suppliers’ invoices, shipping documents and signed contracts.
From July 21, 2005, the RMB is permitted to fluctuate within a narrow and managed band against a basket of certain foreign currencies. For U.S. dollar against RMB, there was depreciation of approximately 6.5% and 2.5% in the years ended December 31, 2020 and 2021, respectively. It is difficult to predict how market forces or PRC or U.S. government policy may impact the exchange rate between the RMB and the U.S. dollar in the future.

Recently issued accounting pronouncements
Recently issued accounting pronouncements
The Group qualifies as an “emerging growth company”, or EGC, pursuant to the Jumpstart Our Business Startups Act of 2012, as amended, or the JOBS Act. As an EGC, the Group does not need to comply with any new or revised financial accounting standards until such date that a private company is otherwise required to comply with such new or revised accounting standards. The Group adopts the following standards based on extended transition period provided to private companies or early adopts as necessary as permitted by the respective standards.

New and amended standards adopted by the Group
In
 February 2016, the FASB issued ASU
No. 2016-02
(“ASU
2016-02”),
Leases (Topic 842), which modifies lease accounting for lessees to increase transparency and comparability by recording lease assets and liabilities for operating leases and disclosing key information about leasing arrangements. In July 2018, the FASB issued ASU
No. 2018-10,
Codification Improvements to Topic 842, Leases, which clarifies certain aspects of the guidance issued in ASU
2016-02;
and ASU
No. 2018-11,
Leases (Topic 842): Targeted Improvements, which provides entities with an additional (and optional) transition method to adopt the new leases standard. Under this new transition method, an entity initially applies the new leases standard at the adoption date and recognizes a cumulative effect adjustment to the opening balance of retained earnings in the period of adoption. Consequently, an entity’s reporting for the comparative periods presented in the financial statements in which it adopts the new leases standard will continue to be in accordance with current GAAP (Topic 840, Leases). In November 2019, the FASB issued ASU
No. 2019-10,
Financial Instruments—Credit Losses (Topic 326), Derivatives and Hedging (Topic 815), and Leases (Topic 842), which extends the adoption date for certain registrants. The Group has early adopted ASU
2016-02
on January 1, 2021 utilizing the modified retrospective transition method. The Group recorded lease assets and liabilities of approximately RMB
24.5

million on the consolidated balance sheet on January 1, 2021, with no material impact to the opening balance of accumulated deficit.
In August 2020, the FASB issued ASU 2020-06, Debt—Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging—Contracts in Entity’s Own Equity (Subtopic 815-40): Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity, which simplifies the accounting for convertible instruments by removing certain separation models in Subtopic 470-20, Debt—Debt with Conversion and Other Options, for convertible instruments and also increases information transparency by making disclosure amendments. The standard is effective for private companies for fiscal years beginning after December 15, 2023, including interim periods within those fiscal years. Early adoption is permitted, but no earlier than fiscal years beginning after December 15, 2020, including interim periods within those fiscal years. The Group adopted ASU 2020-06 on January 1, 2021 and the impact of this adoption was not material. As of December 31, 2021, the Group did not have any convertible instruments in the Group’s own equity.
New and amended standards not yet adopted by the Group
In June 2016, the FASB issued ASU
No. 2016-13,
Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments (“ASU
2016-13”).
ASU
2016-13
is intended to improve financial reporting by requiring timelier recording of credit losses on loans and other financial instruments held by financial institutions and other organizations. This ASU requires the measurement of all expected credit losses for financial assets held at the reporting date based on historical experience, current conditions, and reasonable and supportable forecasts. This ASU requires enhanced disclosures to help investors and other financial statement users better understand significant estimates and judgments used in estimating credit losses, as well as the credit quality and underwriting standards of the Group’s portfolio. These disclosures include qualitative and quantitative requirements that provide additional information about the amounts recorded in the financial statements. In November 2019, the FASB issued ASU
2019-10,
which extends the adoption date for certain registrants. The amendments in ASU
2016-13
are effective for fiscal years beginning after December 15, 2023, including interim periods within fiscal years beginning after December 15, 2023 for the Group. The Group does not plan to early adopt ASU
2016-13
and is currently in the process of evaluating the impact of adoption of this guidance on its consolidated financial statements.

In December 2019, the FASB issued ASU
2019-12,
Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes. This update simplifies the accounting for income taxes as part of the FASB’s overall initiative to reduce complexity in accounting standards. The amendments include removal of certain exceptions to the general principles of ASC 740, Income taxes, and simplification in several other areas such as accounting for a franchise tax (or similar tax) that is partially based on income. The update is effective in fiscal years beginning after December 15, 2022, and interim periods therein, and early adoption is permitted. Certain amendments in this update should be applied retrospectively or modified retrospectively, all other amendments should be applied prospectively. The Group does not plan to early adopt ASU
2019-12
and is currently evaluating the impact on its financial statements of adopting this guidance.